Amount Due From/(to) Related Companies/Holding Company (Tables)	12 Months Ended
Jun. 30, 2023
Amount Due From/(to) Related Companies/Holding Company [Abstract]
Schedule of Amount Due From/(to) Related Companies/Holding Company
	30 June 2023	30 June 2022
	RM	RM

Amount due from related companies
- trade	29,105,000	-
- non-trade	38,070,000	-
	67,175,000	-

Amount due to related companies
- trade	(100,000)	(140,000)
- non-trade	(27,800,000)	-
	(27,900,000)	(140,000)

Amount due to holding company
- non-trade	21,500,000	-